Commitments and Contingencies (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Rent expense	$ 100,000	$ 200,000	$ 300,000	$ 300,000	$ 640,103	$ 928,110
Minimum contractual spend	$ 1,800,000		$ 1,800,000